Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 42,186	$ 65,824
Prepayments and other receivables	1,301	785
Finance lease receivable		152
Taxation receivable	4,736	3,047
Related party receivables	456	368
Total current assets	48,679	70,176
Property and Equipment, net	17	3
Right of use asset		357
Intangible asset	130	120
Total non-current assets	147	480
Total assets	48,826	70,656
Liabilities:
Accounts payable and accrued expenses	6,181	5,590
Lease Liability		265
Financial liability		324
Related party payable	1,355	1,716
Other liabilities	10	85
Total current liabilities	7,546	7,980
Lease Liability (Non-Current)		290
Total liabilities	7,546	8,270
Shareholders’ Equity:
Called up share capital (102,272,614 shares are issued and outstanding; 2020: 97,306,144)	102	97
Share premium	15,596
Share based payment reserve - Options	13,797	8,624
Share based payment reserve - warrants	697	697
Merger relief reserve	118,697	118,697
Shares to be issued reserve		13,503
Translation reserve	454	5,414
Retained earnings	(108,063)	(84,646)
Total shareholders’ equity	41,280	62,386
Total liabilities and shareholders’ equity	$ 48,826	$ 70,656